Acquisitions - 2021 assets acquisitions (Details) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	May 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ifrs Asset Acquisition [Line Items]
Intangible assets				$ 1,010,008	$ 707,634	$ 185,635
Licenses
Ifrs Asset Acquisition [Line Items]
Intangible assets				836,984	$ 536,287	$ 182,969
OGT
Ifrs Asset Acquisition [Line Items]
Consideration paid			$ 20,000
Cash consideration	$ 7,500	$ 7,500	$ 5,000
OGT | Licenses
Ifrs Asset Acquisition [Line Items]
Intangible assets				$ 20,000